Investment Strategy	Dec. 29, 2025
Eldridge AAA CLO ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings made for investment purposes) in tranches of collateralized loan obligations (“CLOs”) that are rated, at the time of purchase, AAA or an equivalent rating by a nationally recognized statistical rating organization (“NRSRO”) (or, if unrated, securities deemed by the Adviser to be of comparable quality). CLOs are structured products with a “long-only” investment strategy (i.e., a strategy that does not include short positions) that issue multiple tranches of asset-backed securities. CLOs are collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans. The Fund invests primarily in AAA rated tranches of CLOs, which is the highest quality rating that a CLO can receive. CLOs are securities structured to be exposed to the senior secured loans in a corporate capital structure, which means that the loans have payment priority over unsecured debt and common equity in a default situation. These loans are often issued as “covenant lite” loans, which have few or no financial maintenance covenants. “Financial maintenance covenants” are covenants that require a borrower to maintain certain financial metrics during the life of the loan, such as maintaining certain levels of cash flow or limiting leverage. In the absence of such covenants, the CLO manager may be unable to declare an event of default if financial performance deteriorates, renegotiate the terms of the loan based upon the elevated risk levels, or take other actions to help mitigate losses.
The Fund will not invest more than 20% of its total assets in CLOs managed by a single CLO manager. The Fund only invests in CLOs with a minimum initial total offering size of $250 million. In addition to investments in CLOs rated, at the time of purchase, AAA, the Fund may also invest up to 20% of its total assets in CLOs rated AA or A by an NRSRO. The Fund invests primarily in CLOs that are U.S. dollar denominated, and the Fund may invest in CLOs of any maturity or duration. CLOs typically have floating or variable interest rates, though some CLOs have fixed rates. If a CLO receives multiple ratings from different NRSROs, the Fund will use the highest rating category.
The Fund’s portfolio managers select investments for the Fund by sourcing opportunities in primary (i.e., the initial offering for a security) and secondary markets (i.e., markets where the securities are traded following the initial offering) for CLO debt securities. The Adviser focuses on CLO tranches rated AAA, which are senior to other tranches of the CLO. In addition, the Adviser evaluates the Fund’s investment portfolio to balance total returns and capital protection by analyzing structural leverage (leverage embedded in the CLO) and portfolio composition.
The Fund is actively managed and does not seek to track the performance of any particular index. In selecting investments for the Fund, the Adviser applies a bottom-up approach that reviews the current market environment for potential investment opportunities, including newly issued and secondary market CLOs. The Adviser’s analysis of each CLO includes: assessment of the manager of the CLO; analysis of the CLO’s documentation, cash flow waterfall and structural terms; assessment of the CLO’s ability to meet principal and interest payments to its various tranches; performance of the CLO’s underlying collateral and the CLO’s tranches under stressed market conditions; and general industry trends and any changing financial market conditions. The Adviser monitors the Fund’s investment portfolio on a daily basis and attempts to proactively position investments for changing market conditions, and the Fund may sell or reduce a position when the Adviser perceives a more attractive investment becomes available or the value of an investment becomes unattractive, taking into consideration current market conditions. The Fund may also sell an investment based on the Adviser’s re-evaluation of an investment’s credit profile. Although the Adviser uses due care in analyzing and monitoring the Fund’s investment portfolio, there can be no assurance that such analysis and monitoring will reveal factors that may impair the value of a CLO investment.

Strategy Portfolio Concentration [Text]	The Fund will not invest more than 20% of its total assets in CLOs managed by a single CLO manager. The Fund only invests in CLOs with a minimum initial total offering size of $250 million. In addition to investments in CLOs rated, at the time of purchase, AAA, the Fund may also invest up to 20% of its total assets in CLOs rated AA or A by an NRSRO. The Fund invests primarily in CLOs that are U.S. dollar denominated, and the Fund may invest in CLOs of any maturity or duration.
Eldridge BBB-B CLO ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings made for investment purposes) in tranches of collateralized loan obligations (“CLOs”) that are rated, at the time of purchase, between BBB+ and B- or an equivalent rating by a nationally recognized statistical rating organization (“NRSRO”) (or, if unrated, securities deemed by the Adviser to be of comparable quality). CLOs are structured products with a “long-only” investment strategy (i.e., a strategy that does not include short positions) that issue multiple tranches of asset-backed securities. CLOs are collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans. The Fund intends to invest primarily in BBB and BB rated tranches of CLOs and is expected to have significant exposure (up to 70% of its total assets) in CLO tranches rated below investment grade often referred to as “high-yield” or “junk” bonds (i.e., CLO tranches rated BB+ or lower). CLOs are securities structured to be exposed to the senior secured loans in a corporate capital structure, which means that the loans have payment priority over unsecured debt and common equity in a default situation. These loans are often issued as “covenant lite” loans, which have few or no financial maintenance covenants. “Financial maintenance covenants” are covenants that require a borrower to maintain certain financial metrics during the life of the loan, such as maintaining certain levels of cash flow or limiting leverage. In the absence of such covenants, the CLO manager may be unable to declare an event of default if financial performance deteriorates, renegotiate the terms of the loan based upon the elevated risk levels, or take other actions to help mitigate losses. The Fund’s typical investments are mezzanine or lower priority CLO tranches which are subordinate to other tranches of the CLO (i.e., these other tranches have payment priority over the tranches held by the Fund).

The Fund will not invest more than 20% of its total assets in CLOs managed by a single CLO manager. The Fund only invests in CLOs with a minimum initial total offering size of $250 million. In addition to investments in CLOs rated, at the time of purchase, between BBB+ and B-, the Fund may also invest up to 10% of its total assets in CLOs rated above BBB+ by an NRSRO. The Fund may also invest up to 70% of its total assets in CLOs rated below investment grade (i.e., CLO tranches rated BB+ or lower). The Fund invests primarily in CLOs that are U.S. dollar denominated, and the Fund may invest in CLOs of any maturity or duration. CLOs typically have floating or variable interest rates, though some CLOs have fixed rates. If a CLO receives multiple ratings from different NRSROs, the Fund will use the highest rating category.

The Fund’s portfolio managers select investments for the Fund by sourcing opportunities in primary (i.e., the initial offering for a security) and secondary markets (i.e., markets where the securities are traded following the initial offering) for CLO debt securities. The Adviser invests a portion of its portfolio in CLO tranches rated below investment grade, which may be subordinate to other tranches of the CLO. In addition, the Adviser evaluates the Fund’s investment portfolio to balance total returns and capital protection by analyzing structural leverage (leverage embedded in the CLO) and portfolio composition.

The Fund is actively managed and does not seek to track the performance of any particular index. In selecting investments for the Fund, the Adviser applies a bottom-up approach that reviews the current market environment for potential investment opportunities, including newly issued and secondary market CLOs. The Adviser’s analysis of each CLO includes: assessment of the manager of the CLO; analysis of the CLO’s documentation, cash flow waterfall and structural terms; assessment of the CLO’s ability to meet principal and interest payments to its various tranches; performance of the CLO’s underlying collateral and the CLO’s tranches under stressed market conditions; and general industry trends and any changing financial market conditions. The Adviser monitors the Fund’s investment portfolio on a daily basis and attempts to proactively position investments for changing market conditions, and the Fund may sell or reduce a position when the Adviser perceives a more attractive investment becomes available or the value of an investment becomes unattractive, taking into consideration current market conditions. The Fund may also sell an investment based on the Adviser’s re-evaluation of an investment’s credit profile. Although the Adviser uses due care in analyzing and monitoring the Fund’s investment portfolio, there can be no assurance that such analysis and monitoring will reveal factors that may impair the value of a CLO investment.

Strategy Portfolio Concentration [Text]	The Fund will not invest more than 20% of its total assets in CLOs managed by a single CLO manager. The Fund only invests in CLOs with a minimum initial total offering size of $250 million. In addition to investments in CLOs rated, at the time of purchase, between BBB+ and B-, the Fund may also invest up to 10% of its total assets in CLOs rated above BBB+ by an NRSRO. The Fund may also invest up to 70% of its total assets in CLOs rated below investment grade (i.e., CLO tranches rated BB+ or lower). The Fund invests primarily in CLOs that are U.S. dollar denominated, and the Fund may invest in CLOs of any maturity or duration.